SCHEDULE OF REVENUE STREAMS AND DISAGGREGATION OF REVENUE FROM CONTRACTS WITH CUSTOMERS (Details) - USD ($) $ in Thousands	3 Months Ended
	Mar. 31, 2026	Mar. 31, 2025
Disaggregation of Revenue [Line Items]
Total Revenue	$ 465,551	$ 353,981
Brokerage Commissions [Member]
Disaggregation of Revenue [Line Items]
Total Revenue	462,562	351,749
Title [Member]
Disaggregation of Revenue [Line Items]
Total Revenue	1,259	1,030
Mortgage Broker Income [Member]
Disaggregation of Revenue [Line Items]
Total Revenue	1,294	1,076
Wallet [Member]
Disaggregation of Revenue [Line Items]
Total Revenue	$ 436	$ 126